EMPLOYEE BENEFIT PLANS - Retirement Pension Premium Plan and Executive Pension Plan Premium - Obligation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($) item	Dec. 31, 2024 COP ($) item
Retirement Pension Premium Plan and Executive Pension Plan Premium - El Salvador
EMPLOYEE BENEFIT PLANS
Number of participants covered by plan | item	3,089	3,023
Retirement Pension Premium Plan and Executive Pension Plan Premium - Guatemala
EMPLOYEE BENEFIT PLANS
Number of participants covered by plan | item	3,336	3,627
Defined benefit obligation at present value | Retirement Pension Premium Plan and Executive Pension Plan Premium
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	$ 222,786	$ 195,295
Current cost of service	22,552	20,632
Interest cost	17,591	18,157
Benefits paid	(30,253)	(22,004)
Net actuarial (gain) / loss due to changes in assumptions	(8,714)	1,046
Net actuarial (gain) due to plan experience	1,630	(6,103)
Foreign currency translation effect	(16,700)	15,763
Defined obligation, unfunded as of December 31	$ 208,892	$ 222,786